Income Taxes - Summary of Net Operating Loss and Tax Credit (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
NOLs, federal (Post December 31, 2017) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 59,316
NOLs, federal (Pre January 1, 2018) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 61,397
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2031
NOLs, state [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 65,315
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Tax credits, federal [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	$ 5,312
Tax Credit Carryforward, Expiration Date	Dec. 31, 2032
Tax credits, state [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	$ 3,843